UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Matrix Capital Management Company, LLC
Address: 1000 Winter Street
         Suite 4610
         Waltham, MA  02451

13F File Number:  028-10217

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher D. Johnson
Title:     Chief Financial Officer
Phone:     (781) 522-4948

Signature, Place, and Date of Signing:

 /s/    Christopher D. Johnson     Waltham, MA/USA     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $655,189 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAZON COM INC                 COM              023135106    52206   208100 SH       SOLE                   208100        0        0
AMERICAN TOWER CORP NEW        COM              03027X100    30792   398500 SH       SOLE                   398500        0        0
CARTER INC                     COM              146229109   165559  2975000 SH       SOLE                  2975000        0        0
CEPHEID                        COM              15670R107    12698   375000 SH       SOLE                   375000        0        0
CHIPOTLE MEXICAN GRILL INC     COM              169656105     4462    15000 SH       SOLE                    15000        0        0
DANAHER CORP DEL               COM              235851102    16267   291000 SH       SOLE                   291000        0        0
DAVITA HEALTHCARE PARTNERS I   COM              23918K108    28738   260000 SH       SOLE                   260000        0        0
FACEBOOK INC                   CL A             30303M102    13310   500000 SH       SOLE                   500000        0        0
LULULEMON ATHLETICA INC        COM              550021109     8347   109500 SH       SOLE                   109500        0        0
NETFLIX INC                    COM              64110L106    45832   495000 SH       SOLE                   495000        0        0
NEWS CORP                      CL A             65248E104    29673  1163200 SH       SOLE                  1163200        0        0
POPULAR INC                    COM NEW          733174700    30482  1466176 SH       SOLE                  1466176        0        0
SALESFORCE COM INC             COM              79466L302    45051   268000 SH       SOLE                   268000        0        0
TRANSDIGM GROUP INC            COM              893641100    61060   447783 SH       SOLE                   447783        0        0
TRIPADVISOR INC                COM              896945201    76164  1816897 SH       SOLE                  1816897        0        0
WORKDAY INC                    CL A             98138H101    34548   633900 SH       SOLE                   633900        0        0